Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net (loss) income	$ (212,526)	$ 11,109	$ (63,937)
Adjustments to reconcile net loss to net cash provided by and (used for) operating activities:
Depreciation and amortization	9,054	7,079	2,885
Non-cash interest expense	52,841	1,326	164
Amortization of debt issuance costs	550	477	0
Loss (gain) on sale of marketable securities	0	0	(27,193)
Loss (gain) on sale of marketable securities	144	665	0
Stock-based compensation	6,206	4,952	4,741
Acquired in-process research and development	9,895	0	0
Loss on disposal for property and equipment	440	59	0
Loss on receivable	0	163	0
Loss on debt extinguishment	8,089	4,275	0
(Gain) on derivative liability	(2,830)	0	(5,520)
Loss (income) on equity method investments	5,019	40,244	(435)
Non-cash income on cost method investments	0	(116,249)	0
Loss (gain) on contingent liabilities	9,644	0	(8,121)
Loss on IPR&D impairment	1,826	0	0
Deferred tax provision	(6,119)	(35,679)	982
Changes in operating assets and liabilities; net of dispositions:
Grants and other receivables	(1,623)	(515)	(472)
Accrued payroll	5,751	920	0
Prepaid expenses and other	(1,674)	(1,902)	40
Deposits and other assets	(1,130)	233	(448)
Accounts payable	3,578	1,592	3,714
Deferred revenue	(3,263)	(20,891)	23,534
Deferred rent and other	251	639	(2,535)
Acquisition consideration payable	(2,020)	0	0
Accrued expenses and other liabilities	6,130	2,323	1,673
Net cash used for operating activities	(111,767)	(99,180)	(70,928)
Investing activities
Purchases of property and equipment	(11,195)	(10,972)	(6,860)
Purchase of assets related to Sofusa	(10,000)	0	0
Purchase of business, net of cash acquired	0	(557)	(3,842)
Net cash used for investing activities	(21,195)	(16,529)	(17,452)
Financing activities
Net borrowings under loan and security agreement	0	49,916	0
Payments on short term bridge loan	(20,000)	0	0
Bridge loan for Scilex settlement	19,675	0	0
Proceeds from loan agreement	1,586	0	0
Scilex consideration for regulatory milestones	(22,466)	0	0
Proceeds from issuance of common stock, net	83,608	57,928	107,986
Proceeds from issuance of Scilex notes	140,000	0	0
Scilex notes issuance of Scilex notes	(5,725)	0	0
Proceeds from issuance of convertible notes	37,849	0	0
Cash payments for treasury shares	0	0	(15,639)
Proceeds from loan and security agreement, net of fees	0	0	48,320
Payments of debt on retired note	0	(53,157)	(9,451)
Net payments of deferred compensation	0	(1,012)	0
Proceeds from exercise of stock options	211	0	524
Net cash provided by financing activities	325,998	53,675	131,740
Net change in cash, cash equivalents and restricted cash	193,036	(62,034)	43,360
Net effect of exchange rate changes on cash	(135)	65	0
Cash, cash equivalents and restricted cash at beginning of period	20,429	82,398	39,038
Cash, cash equivalents and restricted cash at end of period	213,330	20,429	82,398
Cash paid during the period for:
Income taxes	6	34	2
Interest	1,620	3,499	1,342
Supplemental disclosures of non-cash investing and financing activities:
Conversion of 2017 convertible notes	50,000	0	0
Loss on debt extinguishment	9,646	12,669
Property and equipment costs incurred but not paid	328	37	0
Reconciliation of cash, cash equivalents and restricted cash within the Company's consolidated balance sheets:
Cash, cash equivalents, and restricted cash	20,429	82,398	39,038
Virttu Biologics Limited
Supplemental disclosures of non-cash investing and financing activities:
Non-cash consideration given	11,308	15,465	0
Scilex Pharmaceuticals, Inc
Supplemental disclosures of non-cash investing and financing activities:
Non-cash consideration given	13,744	1,380	0
Non-cash consideration received	0	0	(45,368)
Oaktree Term Loan
Financing activities
Proceeds from loan agreement	100,000	0	0
Scilex notes issuance of Scilex notes	(8,740)	0	0
Milestones Achievement
Financing activities
Payments on short term bridge loan	(20,000)	0	0
Bridge loan for Scilex settlement	20,000	0	0
Sini West
Investing activities
Payments to Investments	0	0	(1,000)
Supplemental disclosures of non-cash investing and financing activities:
Non-cash consideration received	0	0	(2,832)
Celularity Inc
Investing activities
Payments to Investments	0	(5,000)	(5,000)
MedoveX
Investing activities
Payments to Investments	0	0	(750)
Roger Williams Medical Center
Supplemental disclosures of non-cash investing and financing activities:
Non-cash consideration received	0	0	(3,398)
ImmuneOncia Therapeutics, LLC
Supplemental disclosures of non-cash investing and financing activities:
Investment in ImmuneOncia	0	0	(9,608)
BDL
Supplemental disclosures of non-cash investing and financing activities:
Non-cash consideration received	2,340	0	0
June 2018 Warrants, Amendment
Supplemental disclosures of non-cash investing and financing activities:
Loss on debt extinguishment	$ 1,916	$ 0	$ 0